Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
1 US$ = RMB
Year-end spot rate	7.0999	6.8983	6.3731
Average rate	7.0809	6.7299	6.4512